Segment information (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 65,493,106	$ 61,220,518
China [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	64,217,607	60,417,432
Foreign Countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 1,275,499	$ 803,086